ORGANIZATION	9 Months Ended
Mar. 31, 2012
Notes to Financial Statements
ORGANIZATION

NOTE 1 – ORGANIZATION

W270, Inc. (the Company) was incorporated under the laws of the State of Nevada on June 24, 2011. The Company issued 5,000,000 shares of its common stock to its founder at inception in exchange for organizational costs incurred upon incorporation. Following its formation, the Company issued 1,000,000 shares of its common stock to our founder, as consideration for the purchase of a business plan along with client/customer list. Our founder paid approximately $1,000 for the business plan and the client/customer list which was acquired by Mr. Fry over time. The acquisition was valued at $1,000.

The Company has not generated revenues from its planned principal operations and is considered a development stage company as that term is defined by Financial Accounting Standard Board ("FASB") Accounting Standards Codification ("ASC") 915, Development Stage Entities.

The Company will acquire and/or develop and market software and services that will significantly enhance the performance and functionality of the Internet services used by small to medium sized businesses. The Company’s products and services will use proprietary technology that will enable users to work collaboratively to obtain substantial improvements in performance, reliability and usability.